Financial Risk Management - Summary of Impact on Earnings After Tax and Equity (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Interest Rate Sensitivity Analysis [line items]
Fair value sensitivity for fixed-rate instruments	$ (2,596)	$ (1,612)
Cash flow sensitivity for variable-rate instruments	593	854
Senior Secured Notes [member]
Schedule of Interest Rate Sensitivity Analysis [line items]
Fair value sensitivity for fixed-rate instruments	(2,365)	(1,340)
Cash and cash equivalent [member]
Schedule of Interest Rate Sensitivity Analysis [line items]
Cash flow sensitivity for variable-rate instruments	382	645
Reclamation deposits [member]
Schedule of Interest Rate Sensitivity Analysis [line items]
Cash flow sensitivity for variable-rate instruments	211	209
Capital leases [member]
Schedule of Interest Rate Sensitivity Analysis [line items]
Fair value sensitivity for fixed-rate instruments	(175)	(176)
Secured equipment loans [member]
Schedule of Interest Rate Sensitivity Analysis [line items]
Fair value sensitivity for fixed-rate instruments	$ (56)	$ (96)